Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Assets	€ 10,257	€ 9,386	€ 8,473
Liabilities	3,611	3,405	3,593
Income statement	1,357	1,265	1,269
Interest income	189	90	106
Interest expense	(60)	(13)	(8)
Gains/losses on financial assets and liabilities and others	(225)	(32)	49
Commission income	1,541	1,268	1,154
Commission expense	(88)	(48)	(32)
Other	3,535	3,965	4,097
Financial guarantees granted and Others	11	11	14
Loan commitments and Other commitments granted	201	314	253
Derivative financial instruments	3,323	3,640	3,830
Associates and joint ventures | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	938	867	944
Associates and joint ventures | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	2,301	2,464	2,557
Associates and joint ventures | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	12
Associates and joint ventures | Others
Disclosure of transactions between related parties [line items]
Liabilities	372	74	80
Associates and joint ventures | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	227	131	151
Associates and joint ventures | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	489	437	562
Associates and joint ventures | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	8,822	8,148	6,934
Associates and joint ventures | Debt securities
Disclosure of transactions between related parties [line items]
Assets	463	496	423
Associates and joint ventures | Others
Disclosure of transactions between related parties [line items]
Assets	256	174	403
Members of the board of directors
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Liabilities	11	8	4
Income statement	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	0	0	0
Commission expense	0	0	0
Other	2	2	1
Financial guarantees granted and Others	1	1	0
Loan commitments and Other commitments granted	1	1	1
Derivative financial instruments	0	0	0
Members of the board of directors | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	11	8	4
Members of the board of directors | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Others
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Executive vicepresident
Disclosure of transactions between related parties [line items]
Assets	13	14	24
Liabilities	11	11	16
Income statement	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	0	0	0
Commission expense	0	0	0
Other	2	2	1
Financial guarantees granted and Others	1	1	0
Loan commitments and Other commitments granted	1	1	1
Derivative financial instruments	0	0	0
Executive vicepresident | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Executive vicepresident | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	11	11	16
Executive vicepresident | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Executive vicepresident | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Executive vicepresident | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Executive vicepresident | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Executive vicepresident | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	13	14	24
Executive vicepresident | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Executive vicepresident | Others
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties
Disclosure of transactions between related parties [line items]
Assets	455	384	95
Liabilities	109	197	159
Income statement	2	1	3
Interest income	1	1	2
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	1	0	1
Commission expense	0	0	0
Other	79	76	52
Financial guarantees granted and Others	23	17	3
Loan commitments and Other commitments granted	13	13	13
Derivative financial instruments	43	46	36
Other related parties | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	109	197	159
Other related parties | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	455	384	95
Other related parties | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Others
Disclosure of transactions between related parties [line items]
Assets	€ 0	€ 0	€ 0